COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of operating lease commitments

Office Premises
RMB (in millions)
2019	335
2020	225
2021	154
2022	96
2023	73
Thereafter	114
997